JPMorgan Managed Income Fund
Schedule of Portfolio Investments as of November 30, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 76.9%
Automobiles — 2.9%
BMW US Capital LLC (Germany)
4.65%, 8/13/2026 (a)	3,549	3,565
4.65%, 3/19/2027 (a)	7,095	7,151
4.15%, 8/11/2027 (a)	11,294	11,321
Hyundai Capital America
5.50%, 3/30/2026 (a)	6,663	6,691
5.45%, 6/24/2026 (a)	11,111	11,185
4.85%, 3/25/2027 (a)	20,602	20,766
4.30%, 9/24/2027 (a)	10,031	10,049
Kia Corp. (South Korea) 3.25%, 4/21/2026 (a) (b)	4,416	4,397
Mercedes-Benz Finance North America LLC (Germany)
4.90%, 1/9/2026 (a)	23,032	23,047
4.88%, 7/31/2026 (a)	10,340	10,393
Volkswagen Group of America Finance LLC (Germany)
4.90%, 8/14/2026 (a)	10,592	10,638
5.70%, 9/12/2026 (a)	19,637	19,866
4.95%, 3/25/2027 (a)	2,675	2,696
4.45%, 9/11/2027 (a)	4,527	4,539
		146,304
Banks — 30.2%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.54%, 6/16/2027 (a) (c)	10,300	10,150
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (a) (c)	32,423	32,966
(SOFRINDX + 0.75%), 4.82%, 7/7/2028 (a) (c)	2,627	2,635
Australia & New Zealand Banking Group Ltd. (Australia) 4.75%, 1/18/2027	7,300	7,374
Banco Santander SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	30,534	29,949
Bank of America Corp.
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (c)	1,690	1,678
(3-MONTH CME TERM SOFR + 1.32%), 3.56%, 4/23/2027 (c)	25,815	25,756
(SOFR + 0.96%), 1.73%, 7/22/2027 (c)	31,377	30,889
Bank of Montreal (Canada)
(SOFR + 0.43%), 4.59%, 12/11/2026 (b) (c)	25,285	25,285
(SOFRINDX + 1.16%), 5.25%, 12/11/2026 (c)	16,665	16,801
Series f2f, (SOFR + 0.88%), 4.57%, 9/10/2027 (c)	24,408	24,494
Bank of New Zealand (New Zealand) 1.00%, 3/3/2026 (a) (b)	11,036	10,951
Bank of Nova Scotia (The) (Canada)
4.75%, 2/2/2026	18,495	18,508
5.35%, 12/7/2026	44,371	44,966
(SOFR + 0.76%), 4.04%, 9/15/2028 (c)	23,354	23,324
Banque Federative du Credit Mutuel SA (France)
4.94%, 1/26/2026 (a)	13,749	13,765
5.90%, 7/13/2026 (a)	18,150	18,349
Barclays plc (United Kingdom)
4.38%, 1/12/2026	14,247	14,247
(SOFR + 2.21%), 5.83%, 5/9/2027 (c)	10,000	10,068
(SOFR + 1.88%), 6.50%, 9/13/2027 (c)	39,777	40,457

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
BNP Paribas SA (France)
(SOFR + 1.00%), 1.32%, 1/13/2027 (a) (c)	8,971	8,938
(SOFR + 0.91%), 1.68%, 6/30/2027 (a) (c)	5,762	5,675
3.50%, 11/16/2027 (a)	3,516	3,473
BPCE SA (France) 5.20%, 1/18/2027 (a)	4,670	4,727
CaixaBank SA (Spain) (SOFR + 2.08%), 6.68%, 9/13/2027 (a) (c)	4,675	4,764
Canadian Imperial Bank of Commerce (Canada)
5.24%, 6/28/2027	15,175	15,471
(SOFR + 0.93%), 4.51%, 9/11/2027 (c)	23,328	23,393
(SOFR + 0.72%), 4.86%, 1/13/2028 (c)	33,913	34,195
(SOFRINDX + 0.60%), 4.24%, 9/8/2028 (c)	7,878	7,897
Capital One NA 3.45%, 7/27/2026 (b)	47,719	47,509
Citibank NA
4.93%, 8/6/2026	3,365	3,383
(SOFR + 0.71%), 4.88%, 11/19/2027 (c)	26,235	26,444
Citigroup, Inc.
(SOFR + 0.77%), 1.12%, 1/28/2027 (c)	11,289	11,233
(SOFR + 0.77%), 1.46%, 6/9/2027 (c)	21,711	21,402
(SOFR + 1.14%), 4.64%, 5/7/2028 (c)	4,646	4,679
Commonwealth Bank of Australia (Australia) 4.93%, 12/9/2025 (a)	13,594	13,596
Cooperatieve Rabobank UA (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 1.11%, 2/24/2027 (a) (c)	7,069	7,018
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.98%, 12/15/2027 (a) (c)	19,396	18,970
Credit Agricole SA (France)
4.13%, 1/10/2027 (a)	13,251	13,252
2.02%, 1/11/2027 (a)	1,500	1,468
(SOFR + 0.89%), 1.25%, 1/26/2027 (a) (c)	7,619	7,582
HSBC Holdings plc (United Kingdom)
3.90%, 5/25/2026	5,000	4,998
(SOFR + 1.29%), 1.59%, 5/24/2027 (c)	7,443	7,348
(SOFR + 1.57%), 5.89%, 8/14/2027 (c)	15,896	16,082
(SOFR + 1.10%), 2.25%, 11/22/2027 (c)	7,400	7,264
(SOFR + 1.06%), 5.60%, 5/17/2028 (c)	10,482	10,690
ING Groep NV (Netherlands)
4.63%, 1/6/2026 (a)	8,584	8,586
(SOFR + 1.01%), 1.73%, 4/1/2027 (c)	19,545	19,385
(SOFR + 1.56%), 6.08%, 9/11/2027 (c)	16,210	16,441
KeyBank NA 4.70%, 1/26/2026	18,018	18,022
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.48%), 5.99%, 8/7/2027 (c)	50,934	51,548
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (c)	8,536	8,655
Manufacturers & Traders Trust Co. 4.65%, 1/27/2026	36,903	36,911
Mitsubishi UFJ Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (c)	15,270	15,018
Mizuho Financial Group, Inc. (Japan)
2.84%, 9/13/2026	3,375	3,344
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (c)	23,776	23,450

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
National Australia Bank Ltd. (Australia) 4.75%, 12/10/2025	5,375	5,375
National Bank of Canada (Canada)
(SOFR + 0.56%), 4.70%, 3/5/2027 (c)	27,811	27,838
(SOFRINDX + 0.90%), 4.98%, 3/25/2027 (c)	24,102	24,134
(SOFR + 1.04%), 5.60%, 7/2/2027 (c)	9,774	9,855
(SOFR + 0.80%), 4.95%, 2/1/2028 (c)	3,186	3,218
NatWest Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.85%, 3/2/2027 (c)	27,913	28,019
NatWest Markets plc (United Kingdom)
1.60%, 9/29/2026 (a)	792	777
4.17%, 11/6/2028 (a)	10,622	10,642
Nordea Bank Abp (Finland) 1.50%, 9/30/2026 (a)	17,586	17,232
PNC Bank NA (SOFR + 0.50%), 4.78%, 1/15/2027 (c)	32,560	32,578
PNC Financial Services Group, Inc. (The) (SOFRINDX + 1.09%), 4.76%, 1/26/2027 (c)	26,380	26,393
Royal Bank of Canada (Canada) (SOFR + 0.79%), 5.07%, 7/23/2027 (c)	23,644	23,796
Santander Holdings USA, Inc. 3.24%, 10/5/2026	2,769	2,750
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (c)	46,030	45,968
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (a) (c)	2,000	2,004
(SOFR + 1.10%), 5.15%, 2/19/2027 (a) (c)	678	680
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (c)	17,493	17,253
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.52%, 1/19/2028 (a) (c)	2,500	2,531
Standard Chartered Bank (United Kingdom)
(SOFR + 0.65%), 4.72%, 10/8/2026 (c)	800	801
4.85%, 12/3/2027 (b)	8,583	8,755
Standard Chartered plc (United Kingdom)
4.05%, 4/12/2026 (a)	5,269	5,261
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 6.17%, 1/9/2027 (a) (b) (c)	12,977	12,999
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (a) (c)	4,018	4,004
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.75%, 2/8/2028 (a) (c)	24,688	25,383
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (a) (c)	5,964	6,364
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.46%, 1/13/2026	11,188	11,199
5.88%, 7/13/2026	5,181	5,239
2.63%, 7/14/2026	21,043	20,860
1.40%, 9/17/2026	9,266	9,076
Sumitomo Mitsui Trust Bank Ltd. (Japan)
5.65%, 3/9/2026 (a)	8,335	8,371
4.45%, 9/10/2027 (a)	12,666	12,775
Svenska Handelsbanken AB (Sweden) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.63%), 1.42%, 6/11/2027 (a) (c)	1,730	1,706
Toronto-Dominion Bank (The) (Canada)
(SOFR + 0.59%), 4.68%, 9/10/2026 (c)	5,457	5,469
4.57%, 12/17/2026	15,473	15,572
4.11%, 10/13/2028	8,744	8,764
Truist Bank (SOFR + 0.59%), 4.67%, 5/20/2027 (c)	15,904	15,939

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Truist Financial Corp.
(SOFR + 0.61%), 1.27%, 3/2/2027 (c)	27,816	27,602
(SOFR + 2.05%), 6.05%, 6/8/2027 (c)	16,138	16,285
US Bank NA
(SOFR + 0.69%), 4.51%, 10/22/2027 (c)	45,497	45,671
(SOFR + 0.91%), 4.73%, 5/15/2028 (c)	14,266	14,395
Wells Fargo & Co. Series W, (SOFR + 0.78%), 4.90%, 1/24/2028 (c)	10,931	11,025
		1,509,981
Beverages — 0.7%
Molson Coors Beverage Co. 3.00%, 7/15/2026	7,426	7,378
Pernod Ricard SA (France) 3.25%, 6/8/2026 (a)	26,492	26,351
		33,729
Biotechnology — 0.5%
AbbVie, Inc. 2.95%, 11/21/2026	24,137	23,911
Capital Markets — 5.8%
Deutsche Bank AG (Germany)
(SOFR + 2.52%), 7.15%, 7/13/2027 (c)	5,846	5,946
(SOFR + 1.22%), 2.31%, 11/16/2027 (c)	6,177	6,064
Goldman Sachs Bank USA (SOFR + 0.75%), 5.41%, 5/21/2027 (c)	17,189	17,293
Goldman Sachs Group, Inc. (The)
(SOFR + 0.79%), 1.09%, 12/9/2026 (c)	4,176	4,173
(SOFR + 0.80%), 1.43%, 3/9/2027 (c)	24,154	23,971
(SOFR + 0.82%), 1.54%, 9/10/2027 (c)	22,800	22,345
(SOFR + 0.91%), 1.95%, 10/21/2027 (c)	13,235	12,975
Jefferies Financial Group, Inc.
4.75%, 8/11/2026	5,138	5,143
4.50%, 9/15/2026	3,993	3,996
Macquarie Bank Ltd. (Australia) 5.27%, 7/2/2027 (a)	15,460	15,792
Mizuho Markets Cayman LP (Japan) (SOFR + 0.52%), 4.60%, 10/9/2026 (a) (c)	16,932	16,943
Morgan Stanley
(SOFR + 0.72%), 0.99%, 12/10/2026 (c)	45,990	45,950
(SOFR + 0.88%), 1.59%, 5/4/2027 (c)	6,885	6,810
(SOFR + 0.86%), 1.51%, 7/20/2027 (c)	16,495	16,221
Nomura Holdings, Inc. (Japan) 5.71%, 1/9/2026	3,227	3,231
State Street Corp. (SOFR + 0.95%), 4.54%, 4/24/2028 (c)	8,113	8,180
UBS AG (Switzerland) (SOFR + 0.50%), 4.56%, 5/17/2027 (c)	21,330	21,337
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.71%, 1/12/2027 (a) (c)	8,333	8,345
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.36%, 1/30/2027 (a) (c)	1,439	1,432
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (a) (c)	45,195	44,957
		291,104
Chemicals — 1.4%
Chevron Phillips Chemical Co. LLC 3.40%, 12/1/2026 (a)	740	734
Ecolab, Inc. 4.30%, 6/15/2028	2,985	3,015
EIDP, Inc. 4.50%, 5/15/2026	11,162	11,162

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chemicals — continued
Nutrien Ltd. (Canada) 4.50%, 3/12/2027	17,592	17,695
Sherwin-Williams Co. (The) 3.45%, 6/1/2027	5,689	5,638
Westlake Corp. 3.60%, 8/15/2026	31,688	31,520
		69,764
Commercial Services & Supplies — 0.3%
Element Fleet Management Corp. (Canada)
6.27%, 6/26/2026 (a)	11,988	12,099
5.64%, 3/13/2027 (a)	3,782	3,849
		15,948
Communications Equipment — 0.1%
Cisco Systems, Inc. 2.50%, 9/20/2026	3,563	3,527
Consumer Finance — 4.6%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	20,050	19,748
4.88%, 4/1/2028	10,783	10,958
American Express Co. (SOFRINDX + 0.75%), 5.65%, 4/23/2027 (c)	9,997	10,059
American Honda Finance Corp.
(SOFR + 0.55%), 4.57%, 5/11/2026 (c)	4,157	4,161
(SOFR + 0.62%), 4.67%, 12/11/2026 (c)	12,944	12,971
(SOFR + 0.75%), 4.78%, 1/15/2027 (c)	25,831	25,906
(SOFR + 0.87%), 4.94%, 7/9/2027 (c)	9,467	9,509
(SOFR + 0.73%), 4.79%, 8/13/2027 (c)	17,875	17,915
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (a) (b)	1,713	1,714
2.13%, 2/21/2026 (a)	13,606	13,503
4.25%, 4/15/2026 (a)	13,578	13,574
Capital One Financial Corp. 4.10%, 2/9/2027	7,000	6,995
Caterpillar Financial Services Corp. (SOFR + 0.64%), 4.70%, 8/15/2028 (c)	20,000	20,110
General Motors Financial Co., Inc.
1.25%, 1/8/2026	6,004	5,985
5.25%, 3/1/2026	5,888	5,891
1.50%, 6/10/2026	1,440	1,420
4.35%, 1/17/2027	2,583	2,587
Toyota Motor Credit Corp.
4.50%, 5/14/2027	7,356	7,428
(SOFR + 0.60%), 4.75%, 7/21/2027 (c)	8,330	8,350
(SOFR + 0.50%), 4.50%, 8/25/2027 (c)	30,841	30,837
		229,621
Containers & Packaging — 0.1%
Amcor Finance USA, Inc. 3.63%, 4/28/2026	2,858	2,849
Diversified REITs — 0.1%
WP Carey, Inc. 4.25%, 10/1/2026	2,767	2,770
Diversified Telecommunication Services — 0.7%
AT&T, Inc.
1.70%, 3/25/2026	21,328	21,168

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
2.95%, 7/15/2026	5,000	4,964
NBN Co. Ltd. (Australia) 4.00%, 10/1/2027 (a)	9,275	9,252
		35,384
Electric Utilities — 2.3%
Duke Energy Corp. 2.65%, 9/1/2026	12,609	12,476
Enel Finance International NV (Italy)
1.63%, 7/12/2026 (a) (d)	5,662	5,575
3.63%, 5/25/2027 (a)	5,154	5,118
4.63%, 6/15/2027 (a)	24,491	24,655
NextEra Energy Capital Holdings, Inc.
4.95%, 1/29/2026	16,599	16,614
1.88%, 1/15/2027	8,300	8,101
4.69%, 9/1/2027	11,504	11,626
Oncor Electric Delivery Co. LLC 4.50%, 3/20/2027 (a)	5,609	5,651
PPL Capital Funding, Inc. 3.10%, 5/15/2026	8,280	8,241
Southern Co. (The) 3.25%, 7/1/2026	10,268	10,220
Virginia Power Fuel Securitization LLC Series A-1, 5.09%, 5/1/2027	5,954	5,996
		114,273
Electronic Equipment, Instruments & Components — 0.1%
Teledyne Technologies, Inc. 1.60%, 4/1/2026	3,445	3,413
Financial Services — 1.4%
LSEGA Financing plc (United Kingdom) 1.38%, 4/6/2026 (a)	4,732	4,687
National Rural Utilities Cooperative Finance Corp.
(SOFR + 0.33%), 4.39%, 10/30/2026 (c)	42,973	42,969
4.80%, 2/5/2027	4,128	4,164
Nationwide Building Society (United Kingdom) 4.85%, 7/27/2027 (a)	10,257	10,397
NTT Finance Corp. (Japan) 4.57%, 7/16/2027 (a)	9,121	9,190
		71,407
Food Products — 1.3%
Bunge Ltd. Finance Corp.
2.00%, 4/21/2026	12,703	12,594
3.25%, 8/15/2026	26,374	26,220
Danone SA (France) 2.95%, 11/2/2026 (a)	24,351	24,115
		62,929
Ground Transportation — 0.5%
ERAC USA Finance LLC 3.30%, 12/1/2026 (a)	6,502	6,462
Penske Truck Leasing Co. LP
5.75%, 5/24/2026 (a)	5,342	5,374
3.40%, 11/15/2026 (a)	9,634	9,560
4.40%, 7/1/2027 (a)	4,689	4,702
		26,098

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Equipment & Supplies — 0.3%
Becton Dickinson & Co. 6.70%, 12/1/2026	469	478
Zimmer Biomet Holdings, Inc. 4.70%, 2/19/2027	12,792	12,878
		13,356
Health Care Providers & Services — 0.6%
Cardinal Health, Inc. 4.70%, 11/15/2026	7,238	7,289
HCA, Inc. 5.25%, 6/15/2026	15,888	15,900
Laboratory Corp. of America Holdings 1.55%, 6/1/2026	8,672	8,559
		31,748
Health Care REITs — 1.3%
Alexandria Real Estate Equities, Inc.
4.30%, 1/15/2026	10,838	10,833
3.80%, 4/15/2026	15,078	15,049
Healthpeak OP LLC 3.25%, 7/15/2026	24,858	24,743
Ventas Realty LP
4.13%, 1/15/2026	3,659	3,657
3.25%, 10/15/2026	8,914	8,852
		63,134
Hotels, Restaurants & Leisure — 0.7%
Expedia Group, Inc. 5.00%, 2/15/2026	22,284	22,288
Marriott International, Inc.
5.45%, 9/15/2026	1,864	1,881
4.20%, 7/15/2027	9,095	9,121
		33,290
Insurance — 8.7%
Athene Global Funding
1.45%, 1/8/2026 (a) (b)	7,319	7,297
4.86%, 8/27/2026 (a)	35,429	35,582
1.73%, 10/2/2026 (a)	14,797	14,500
4.95%, 1/7/2027 (a)	21,517	21,687
CNO Global Funding 4.38%, 9/8/2028 (a)	9,466	9,492
Corebridge Global Funding
5.35%, 6/24/2026 (a)	23,483	23,653
5.75%, 7/2/2026 (a)	10,243	10,346
4.65%, 8/20/2027 (a)	20,717	20,919
4.25%, 8/21/2028 (a)	3,108	3,116
Equitable Financial Life Global Funding
5.50%, 12/2/2025 (a)	3,308	3,308
1.00%, 1/9/2026 (a) (b)	3,528	3,516
1.30%, 7/12/2026 (a)	18,342	18,035
4.60%, 4/1/2027 (a) (b)	38,398	38,622
F&G Global Funding
5.88%, 6/10/2027 (a)	19,991	20,414
4.65%, 9/8/2028 (a)	2,048	2,054
(SOFR + 1.33%), 5.41%, 9/8/2028 (a) (c)	5,457	5,495

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
Jackson National Life Global Funding
5.60%, 4/10/2026 (a)	2,254	2,267
4.90%, 1/13/2027 (a)	19,836	19,990
(SOFR + 0.89%), 4.98%, 6/9/2027 (a) (b) (c)	11,963	12,025
5.55%, 7/2/2027 (a)	12,358	12,616
(SOFR + 0.95%), 5.04%, 9/12/2028 (a) (c)	16,765	16,862
Marsh & McLennan Cos., Inc. 3.75%, 3/14/2026	8,949	8,939
MassMutual Global Funding II (SOFR + 0.68%), 4.74%, 8/1/2028 (a) (c)	14,752	14,756
Met Tower Global Funding 4.00%, 10/1/2027 (a)	2,283	2,285
Metropolitan Life Global Funding I (SOFR + 0.70%), 4.75%, 8/25/2028 (a) (c)	7,267	7,292
New York Life Global Funding
(SOFR + 0.55%), 4.64%, 6/11/2027 (a) (c)	32,779	32,877
4.40%, 4/25/2028 (a)	15,873	16,058
(SOFR + 0.66%), 4.73%, 7/25/2028 (a) (c)	11,673	11,697
Pacific Life Global Funding II (SOFR + 0.75%), 4.82%, 7/10/2028 (a) (c)	24,390	24,511
Principal Life Global Funding II
5.00%, 1/16/2027 (a)	3,712	3,752
4.60%, 8/19/2027 (a)	4,292	4,327
(SOFR + 0.81%), 4.87%, 8/18/2028 (a) (c)	6,063	6,073
Reliance Standard Life Global Funding II 5.24%, 2/2/2026 (a)	1,933	1,935
		436,298
IT Services — 0.2%
CGI, Inc. (Canada) 1.45%, 9/14/2026	11,292	11,066
Machinery — 0.7%
CNH Industrial Capital LLC 1.88%, 1/15/2026	10,169	10,133
Daimler Truck Finance North America LLC (Germany) 4.95%, 1/13/2028 (a)	15,014	15,238
Xylem, Inc. 3.25%, 11/1/2026	9,430	9,364
		34,735
Media — 0.0% ^
Omnicom Group, Inc. 3.60%, 4/15/2026	2,433	2,428
Metals & Mining — 0.3%
Anglo American Capital plc (South Africa) 4.75%, 4/10/2027 (a)	11,009	11,090
Glencore Funding LLC (Australia) (SOFRINDX + 0.75%), 4.83%, 10/1/2026 (a) (c)	2,331	2,333
Rio Tinto Finance USA plc (Australia) 4.38%, 3/12/2027	1,783	1,795
		15,218
Multi-Utilities — 1.0%
Dominion Energy, Inc.
Series A, 1.45%, 4/15/2026	8,400	8,315
Series D, 2.85%, 8/15/2026	16,926	16,780
DTE Energy Co. 2.85%, 10/1/2026	5,920	5,861
Southern Co. Gas Capital Corp. 3.25%, 6/15/2026	1,129	1,124
WEC Energy Group, Inc. 4.75%, 1/9/2026	18,085	18,091
		50,171

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Office REITs — 0.2%
Boston Properties LP 3.65%, 2/1/2026	10,310	10,296
Oil, Gas & Consumable Fuels — 2.1%
Chevron USA, Inc. 3.95%, 8/13/2027	9,790	9,835
Enbridge, Inc. (Canada)
1.60%, 10/4/2026	12,809	12,551
5.90%, 11/15/2026	4,757	4,832
Energy Transfer LP
4.75%, 1/15/2026	2,274	2,274
3.90%, 7/15/2026	14,903	14,881
Enterprise Products Operating LLC
4.60%, 1/11/2027	15,042	15,146
4.30%, 6/20/2028	3,097	3,123
MPLX LP 1.75%, 3/1/2026	15,379	15,280
Northwest Pipeline LLC 4.00%, 4/1/2027	12,000	11,982
Sabine Pass Liquefaction LLC 5.88%, 6/30/2026	4,328	4,333
Spectra Energy Partners LP 3.38%, 10/15/2026	11,908	11,839
		106,076
Pharmaceuticals — 0.1%
Pfizer, Inc. 3.88%, 11/15/2027	4,243	4,250
Residential REITs — 0.7%
Essex Portfolio LP 3.38%, 4/15/2026	15,490	15,433
Mid-America Apartments LP
1.10%, 9/15/2026	8,375	8,188
3.60%, 6/1/2027	9,502	9,457
		33,078
Retail REITs — 1.2%
Brixmor Operating Partnership LP 4.13%, 6/15/2026	29,519	29,499
Federal Realty OP LP 1.25%, 2/15/2026	23,178	23,024
Realty Income Corp. 4.13%, 10/15/2026	5,639	5,641
Scentre Group Trust 1 (Australia) 3.63%, 1/28/2026 (a)	2,322	2,319
		60,483
Semiconductors & Semiconductor Equipment — 1.1%
Advanced Micro Devices, Inc. 4.21%, 9/24/2026	8,013	8,037
Broadcom, Inc.
3.46%, 9/15/2026	14,118	14,072
4.80%, 4/15/2028	34,651	35,315
		57,424
Software — 0.6%
Oracle Corp. 2.65%, 7/15/2026	24,200	23,977
VMware LLC 1.40%, 8/15/2026	4,772	4,688
		28,665

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialized REITs — 0.7%
Equinix, Inc. 1.45%, 5/15/2026	16,762	16,555
Extra Space Storage LP 3.50%, 7/1/2026	20,934	20,843
		37,398
Specialty Retail — 0.5%
AutoZone, Inc.
3.13%, 4/21/2026	2,834	2,823
5.05%, 7/15/2026	16,747	16,847
Lowe's Cos., Inc. 4.80%, 4/1/2026	5,132	5,141
		24,811
Technology Hardware, Storage & Peripherals — 0.8%
Dell International LLC 4.90%, 10/1/2026	14,837	14,917
Hewlett Packard Enterprise Co.
4.45%, 9/25/2026	18,746	18,803
4.05%, 9/15/2027	6,731	6,725
		40,445
Tobacco — 0.7%
BAT Capital Corp. (United Kingdom) 3.22%, 9/6/2026	10,000	9,933
BAT International Finance plc (United Kingdom) 1.67%, 3/25/2026	17,304	17,166
Philip Morris International, Inc. 3.88%, 10/27/2028	9,507	9,482
		36,581
Trading Companies & Distributors — 0.4%
Aviation Capital Group LLC
1.95%, 1/30/2026 (a)	17,694	17,624
4.75%, 4/14/2027 (a)	2,642	2,654
		20,278
Wireless Telecommunication Services — 1.0%
T-Mobile USA, Inc.
2.25%, 2/15/2026	35,201	35,045
2.63%, 4/15/2026	13,034	12,967
		48,012
Total Corporate Bonds (Cost $3,827,588)		3,842,253
Asset-Backed Securities — 10.4%
Ally Auto Receivables Trust
Series 2022-3, Class A3, 5.07%, 4/15/2027	2,766	2,768
Series 2025-1, Class A2, 4.03%, 7/17/2028	18,382	18,388
Amur Equipment Finance Receivables LLC Series 2024-2A, Class A2, 5.19%, 7/21/2031 (a)	35,673	36,127
BMW Vehicle Lease Trust
Series 2024-2, Class A2A, 4.29%, 1/25/2027	8,879	8,884
Series 2024-1, Class A3, 4.98%, 3/25/2027	2,305	2,311
Series 2025-1, Class A2A, 4.43%, 9/27/2027	7,826	7,844
Series 2025-2, Class A2A, 3.94%, 11/26/2027	36,750	36,747
Capital One Prime Auto Receivables Trust Series 2022-2, Class A3, 3.66%, 5/17/2027	778	778
Carmax Auto Owner Trust Series 2023-3, Class A3, 5.28%, 5/15/2028	32,850	33,077

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
CCG Receivables Trust Series 2024-1, Class A2, 4.99%, 3/15/2032 (a)	23,062	23,257
Chesapeake Funding LLC (Canada) Series 2023-2A, Class A1, 6.16%, 10/15/2035 (a)	5,451	5,522
Citibank Credit Card Issuance Trust Series 2023-A2, Class A2, 4.69%, 12/8/2027 (e)	11,413	11,413
CNH Equipment Trust
Series 2022-A, Class A3, 2.94%, 7/15/2027	399	399
Series 2022-B, Class A3, 3.89%, 11/15/2027	6,132	6,126
Dell Equipment Finance Trust Series 2025-1, Class A2, 4.68%, 7/22/2027 (a)	8,090	8,114
Dllad LLC Series 2024-1A, Class A2, 5.50%, 8/20/2027 (a)	1,445	1,451
DLLAD LLC Series 2025-1A, Class A2, 4.46%, 11/20/2028 (a)	2,250	2,261
Enterprise Fleet Financing LLC
Series 2024-4, Class A2, 4.69%, 7/20/2027 (a)	7,597	7,620
Series 2023-2, Class A2, 5.56%, 4/22/2030 (a)	1,257	1,264
Ford Credit Auto Lease Trust Series 2024-B, Class A2A, 5.18%, 2/15/2027	5,040	5,045
Ford Credit Auto Owner Trust
Series 2022-D, Class A3, 5.27%, 5/17/2027	3,530	3,542
Series 2024-C, Class A2A, 4.32%, 8/15/2027	11,290	11,298
GM Financial Automobile Leasing Trust Series 2024-3, Class A3, 4.21%, 10/20/2027	3,499	3,503
GM Financial Consumer Automobile Receivables Trust
Series 2022-2, Class A3, 3.10%, 2/16/2027	78	78
Series 2025-1, Class A2A, 4.44%, 1/18/2028	5,992	5,999
Series 2023-1, Class A3, 4.66%, 2/16/2028	2,088	2,094
Series 2022-1, Class A4, 1.51%, 4/17/2028	6,843	6,812
Series 2024-2, Class A3, 5.10%, 3/16/2029	2,538	2,558
Honda Auto Receivables Owner Trust
Series 2025-1, Class A2, 4.53%, 8/23/2027	29,589	29,645
Series 2023-3, Class A3, 5.41%, 2/18/2028	7,758	7,815
HPEFS Equipment Trust Series 2025-1A, Class A2, 4.49%, 9/20/2032 (a)	8,000	8,029
Hyundai Auto Lease Securitization Trust
Series 2024-B, Class A3, 5.41%, 5/17/2027 (a)	8,215	8,258
Series 2025-B, Class A2A, 4.58%, 9/15/2027 (a)	5,899	5,915
Hyundai Auto Receivables Trust
Series 2024-A, Class A2A, 5.29%, 4/15/2027	398	399
Series 2024-B, Class A2A, 5.15%, 6/15/2027	13,255	13,277
Series 2024-C, Class A2A, 4.53%, 9/15/2027	8,571	8,584
Series 2022-A, Class A4, 2.35%, 4/17/2028	1,180	1,177
John Deere Owner Trust
Series 2024-A, Class A2A, 5.19%, 2/16/2027	660	660
Series 2022-C, Class A3, 5.09%, 6/15/2027	2,067	2,073
Mercedes-Benz Auto Lease Trust Series 2025-A, Class A2A, 4.57%, 4/17/2028	8,020	8,063
Nissan Auto Receivables Owner Trust Series 2023-A, Class A3, 4.91%, 11/15/2027	8,779	8,804
Porsche Innovative Lease Owner Trust Series 2025-1A, Class A2A, 4.60%, 12/20/2027 (a)	4,172	4,183
Santander Drive Auto Receivables Trust Series 2025-4, Class A2, 4.28%, 1/15/2029	20,110	20,116
SBNA Auto Lease Trust
Series 2024-A, Class A3, 5.39%, 11/20/2026 (a)	839	841
Series 2025-A, Class A2, 4.68%, 4/20/2027 (a)	8,914	8,924
Series 2023-A, Class A3, 6.51%, 4/20/2027 (a)	5,071	5,084
Series 2024-C, Class A3, 4.56%, 2/22/2028 (a)	5,282	5,293

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
SCF Equipment Leasing LLC
Series 2024-1A, Class A2, 5.88%, 11/20/2029 (a)	2,730	2,745
Series 2025-1A, Class A2, 4.82%, 7/22/2030 (a)	1,424	1,428
Series 2025-2A, Class A2, 4.26%, 12/22/2031 (a)	8,300	8,305
Toyota Auto Receivables Owner Trust
Series 2022-C, Class A3, 3.76%, 4/15/2027	2,093	2,092
Series 2023-A, Class A3, 4.63%, 9/15/2027	3,084	3,090
Series 2024-A, Class A3, 4.83%, 10/16/2028	7,884	7,928
Toyota Lease Owner Trust Series 2024-A, Class A3, 5.25%, 4/20/2027 (a)	8,359	8,392
USAA Auto Owner Trust Series 2024-A, Class A2, 5.25%, 3/15/2027 (a)	259	259
Verizon Master Trust Series 2024-1, Class A1A, 5.00%, 12/20/2028	13,122	13,129
Volkswagen Auto Lease Trust Series 2023-A, Class A3, 5.81%, 10/20/2026	2,601	2,605
Volkswagen Auto Loan Enhanced Trust Series 2025-2, Class A2A, 4.00%, 8/21/2028	44,565	44,598
Wheels Fleet Lease Funding LLC Series 2024-3A, Class A1, 4.80%, 9/19/2039 (a)	3,293	3,319
World Omni Auto Receivables Trust
Series 2022-D, Class A3, 5.61%, 2/15/2028	1,536	1,542
Series 2025-A, Class A2A, 4.49%, 4/17/2028	13,821	13,841
Series 2023-D, Class A3, 5.79%, 2/15/2029	1,358	1,372
Total Asset-Backed Securities (Cost $515,870)		517,065
U.S. Treasury Obligations — 0.3%
U.S. Treasury Notes 3.38%, 9/15/2027 (Cost $16,257)	16,400	16,357
Short-Term Investments — 11.7%
Certificates of Deposits — 4.7%
Banco Santander SA (Spain) , 4.00%, 6/11/2026	25,000	25,008
Credit Agricole Corporate and Investment Bank (France) (SOFR + 0.34%), 4.39%, 4/21/2026 (c)	13,283	13,293
Deutsche Bank AG (Germany)
4.41%, 7/8/2026	20,742	20,792
4.41%, 7/10/2026	13,658	13,691
Intesa Sanpaolo SpA (Italy) , 4.20%, 5/7/2026	21,658	21,660
KEB Hana Bank (South Korea) , 4.35%, 2/26/2026	19,005	19,019
Lloyds Bank plc (United Kingdom) , 3.95%, 10/26/2026	5,307	5,311
Mitsubishi UFJ Trust & Banking Corp. (Japan) (SOFR + 0.33%), 4.38%, 3/11/2026 (c)	21,380	21,390
Mizuho Bank Ltd. (Japan) (SOFR + 0.32%), 4.33%, 3/6/2026 (c)	4,795	4,797
Nordea Bank Abp (Finland) (SOFR + 0.38%), 4.43%, 2/5/2027 (c)	26,383	26,385
Royal Bank of Canada (Canada) , 3.95%, 11/17/2026	22,379	22,389
Svenska Handelsbanken AB (Sweden) , 3.94%, 11/17/2026	39,931	39,964
Total Certificates of Deposit (Cost $233,523)		233,699
Commercial Paper — 5.4%
CDP Financial, Inc. (Canada) 4.59%, 1/12/2026 (a) (f)	7,607	7,569
Charles Schwab Corp. (The) 4.08%, 5/15/2026 (a) (f)	10,000	9,820
Credit Industriel et Commercial (France)
4.57%, 2/11/2026 (a) (f)	10,654	10,567
4.44%, 5/12/2026 (a) (f)	25,105	24,657
Danske Bank A/S (Denmark) 4.56%, 2/6/2026 (a) (f)	13,868	13,762

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued
Commercial Paper — continued
Extra Space Storage LP 4.12%, 1/6/2026 (a) (f)	1,200	1,195
First Abu Dhabi Bank PJSC (United Arab Emirates)
4.60%, 2/12/2026 (a) (f)	2,795	2,772
4.46%, 2/27/2026 (a) (f)	21,495	21,282
3.93%, 11/10/2026 (a) (f)	30,423	29,339
Glencore Funding LLC (Australia) 4.10%, 6/30/2026 (a) (f)	26,421	25,790
Intesa Sanpaolo Funding LLC (Italy) 4.52%, 2/23/2026 (f)	4,771	4,722
Macquarie Bank Ltd. (Australia)
3.95%, 9/17/2026 (a) (f)	16,136	15,639
3.94%, 11/19/2026 (a) (f)	18,911	18,212
Mizuho Bank Ltd. (Japan) 4.41%, 6/10/2026 (a) (f)	4,963	4,860
Province of British Columbia Canada (Canada) 3.86%, 2/2/2026 (f)	11,400	11,319
Prudential International Treasury Ltd. (Hong Kong) 4.23%, 8/21/2026 (a) (f)	25,845	25,117
Sumitomo Mitsui Banking Corp. (Japan) 4.41%, 6/11/2026 (a) (f)	24,983	24,467
Sumitomo Mitsui Trust Bank Ltd. (Japan) 4.14%, 3/6/2026 (a) (f)	6,570	6,500
Westpac Securities NZ Ltd. (New Zealand) 3.94%, 10/29/2026 (a) (f)	16,139	15,582
Total Commercial Paper (Cost $273,010)		273,171
	SHARES (000)
Investment Companies — 0.2%
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.96% (g) (h) (Cost $10,310)	10,315	10,319
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.05% (g) (h) (Cost $4,454)	4,454	4,454
	PRINCIPAL AMOUNT ($000)
Repurchase Agreements — 1.3%
Wells Fargo Securities LLC, 4.50%, dated 11/28/2025, due 5/11/2026, repurchase price $66,333, collateralized by Collateralized Mortgage Obligations, 0.49% - 6.60%, due 11/25/2031 - 11/25/2070, with the value of $71,780. (Cost $65,000)	65,000	65,000
Total Short-Term Investments (Cost $586,297)		586,643
Total Investments — 99.3% (Cost $4,946,012)		4,962,318
Other Assets in Excess of Liabilities — 0.7%		32,688
NET ASSETS — 100.0%		4,995,006

Percentages indicated are based on net assets.

Abbreviations
CME	Chicago Mercantile Exchange
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate

^	Amount rounds to less than 0.1% of net assets.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	The security or a portion of this security is on loan at November 30, 2025. The total value of securities on loan at November 30, 2025 is $4,310.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2025.
(d)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2025.

(e)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2025.

(f)	The rate shown is the effective yield as of November 30, 2025.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of November 30, 2025.

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Certain short term investments may be valued using the amortized cost method, provided it approximates the fair market value of the investment. The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can generally be expected to vary inversely with changes in prevailing interest rates.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$517,065	$—	$517,065
Corporate Bonds	—	3,842,253	—	3,842,253
U.S. Treasury Obligations	—	16,357	—	16,357
Short-Term Investments
Certificates of Deposits	—	233,699	—	233,699
Commercial Paper	—	273,171	—	273,171
Investment Companies	10,319	—	—	10,319
Investment of Cash Collateral from Securities Loaned	4,454	—	—	4,454
Repurchase Agreements	—	65,000	—	65,000
Total Short-Term Investments	14,773	571,870	—	586,643
Total Investments in Securities	$14,773	$4,947,545	$—	$4,962,318
B. Investment Transactions with Affiliates— The Fund invested in Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2025	Shares at November 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.96% (a) (b)	$158,512	$5,533,257	$5,681,457	$21	$(14)	$10,319	10,315	$6,868	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.05% (a) (b)	10,941	82,475	88,962	—	—	4,454	4,454	230	—
Total	$169,453	$5,615,732	$5,770,419	$21	$(14)	$14,773		$7,098	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2025.